Annual Operating Expenses - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2015 Fund - Fidelity Freedom Blend 2015 Fund - Class K6	Sep. 08, 2023
Operating Expenses:
Management fee	0.22%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.22%	[1]

[1]	AAdjusted to reflect current fees.